Deferred Charges and leasehold improvements (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Deferred charges of dry-docking and special survey costs	$ 30,533	$ 27,021
Eurochampion 2004, Euronike, Archangel and Alaska [Member]
Leasehold Improvements, Gross	$ 7,899	$ 5,234